Borrowings	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Borrowings

Note 23 – Borrowings

The following table presents the composition of fed funds purchased and assets sold under agreements to repurchase at December 31, 2015 and December 31, 2014.

(In thousands)	December 31, 2015	December 31, 2014
Federal funds purchased	$50,000	$100,000
Assets sold under agreements to repurchase	712,145	1,171,657
Total federal funds purchased and assets sold under agreements to repurchase	$762,145	$1,271,657

The following table presents information related to the Corporation’s repurchase transactions accounted for as secured borrowings that are collateralized with investment securities available-for-sale, other assets held-for-trading purposes or which have been obtained under agreements to resell. It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

Repurchase agreements accounted for as secured borrowings

	December 31, 2015		December 31, 2014
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$243,708	0.07%	$289,545	0.36%
After 30 to 90 days	-	-	25,761	0.34
After 90 days	23,366	0.60	420,176	0.44
Total obligations of U.S. government sponsored entities	267,074	0.12	735,482	0.41
Obligations of Puerto Rico, states and political subdivisions
Overnight	-	-	23,397	0.85
Within 30 days	-	-	5,199	0.77
Total Obligations of Puerto Rico, states and political subdivisions	-	-	28,596	0.84
Mortgage-backed securities
Overnight	-	-	4,850	0.85
Within 30 days	124,878	0.72	54,311	0.43
After 30 to 90 days	154,582	0.75	-	-
After 90 days	142,441	1.84	195,629	1.42
Total mortgage-backed securities	421,901	1.11	254,790	1.20
Collateralized mortgage obligations
Within 30 days	10,298	0.28	16,700	0.34
After 30 to 90 days	12,872	0.75	55,338	0.56
After 90 days	-	-	71,281	0.60
Total collateralized mortgage
obligations	23,170	0.54	143,319	0.55
Other
Overnight	-	-	1,353	0.85
Within 30 days	-	-	8,117	0.85
Total other	-	-	9,470	0.85
Total	$712,145	0.72%	$1,171,657	0.61%

Repurchase agreements in portfolio are generally short-term, often overnight and Popular acts as borrowers transferring assets to the counterparty. As such our risk is very limited. We manage the liquidity risks arising from secured funding by sourcing funding globally from a diverse group of counterparties, providing a range of securities collateral and pursuing longer durations, when appropriate.

Federal funds purchased and assets sold under agreements to repurchase:
(Dollars in thousands)	2015	2014
Maximum aggregate balance outstanding at any month-end	$1,224,064	$2,208,213
Average monthly aggregate balance outstanding	$1,023,905	$1,732,199
Weighted average interest rate:
For the year	0.73%	3.85%
At December 31	0.88%	0.62%

The following table presents the composition of other short-term borrowings at December 31, 2015 and December 31, 2014.

(In thousands)	December 31, 2015	December 31, 2014
Advances with the FHLB paying interest at maturity	$-	$20,000
Others	1,200	1,200
Total other short-term borrowings	$1,200	$21,200

Other short-term borrowings:
(Dollars in thousands)	2015	2014
Maximum aggregate balance outstanding at any month-end	$128,200	$801,200
Average monthly aggregate balance outstanding	$4,501	$154,462
Weighted average interest rate:
For the year	2.69%	0.44%
At December 31	9.00%	0.36%

The following table presents the composition of notes payable at December 31, 2015 and December 31, 2014.

(In thousands)	December 31, 2015	December 31, 2014

Advances with the FHLB with maturities ranging from 2016 through 2029 paying interest at
monthly fixed rates ranging from 0.41% to 4.19% (2014 - 0.45% to 4.19%)	$747,072	$802,198
Advances with the FHLB maturing on 2019 paying interest quarterly
at a floating rate of 0.24% over the 3 month LIBOR	14,429	-

Unsecured senior debt securities maturing on 2019 paying interest semiannually at a
fixed rate of 7.00%	450,000	450,000
Junior subordinated deferrable interest debentures (related to trust preferred securities) with maturities ranging from 2027 to 2034 with fixed interest
rates ranging from 6.125% to 8.327% (Refer to Note 25)	439,800	439,800
Others	19,008	19,830
Total notes payable	$1,670,309	$1,711,828

A breakdown of borrowings by contractual maturities at December 31, 2015 is included in the table below.

	Fed funds purchased
	and assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
Year
2016	$762,145	$1,200	$253,534	$1,016,879
2017	-	-	85,644	85,644
2018	-	-	139,305	139,305
2019	-	-	539,945	539,945
2020	-	-	92,603	92,603
Later years	-	-	559,278	559,278
Total borrowings	$762,145	$1,200	$1,670,309	$2,433,654

At December 31, 2015, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $3.9 billion based on the assets pledged with the FHLB at that date (2014 - $3.7 billion). The FHLB advances at December 31, 2015 are collateralized with mortgage and commercial loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2015, the borrowing capacity at the discount window approximated $1.3 billion (2014 - $2.1 billion), which remained unused at December 31, 2015 and 2014. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.